Subsequent Events (Details Narrative) - Subsequent Event [Member] - Coastal Pride Company, Inc [Member] - USD ($)	Nov. 26, 2019	Feb. 26, 2020
After First Anniversary Date [Member]
Debt conversion price	$ 2.00
Lubkin Note [Member]
Debt principal amount		$ 25,000
Interest rate		25.00%
Merger Agreement [Member] | Walter Lubkin Jr [Member]
Number of shares issued	500,000
Merger Agreement [Member] | Tracy Lubkin Greco, Walter F. Lubkin and John C. Lubkin [Member]
Number of shares issued	795,000
Merger Agreement [Member] | Tracy Lubkin Greco, Walter F. Lubkin and John C. Lubkin [Member] | 4% Convertible Promissory Note [Member]
Debt principal amount	$ 210,000
Merger Agreement [Member] | John Keeler & Co., Inc [Member]
Cash acquired for purchase	$ 394,622
Merger Agreement [Member] | John Keeler & Co., Inc [Member] | Walter Lubkin Jr [Member] | 4% Promissory Note [Member]
Debt term	5 years
Debt principal amount	$ 500,000
Merger Agreement [Member] | John Keeler & Co., Inc [Member] | Tracy Lubkin Greco, Walter F. Lubkin and John C. Lubkin [Member] | 4% Convertible Promissory Note [Member]
Debt term	3 years